Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of provision for income taxes
Current	$ 3,163,789	$ 1,539,515	$ 1,554,060
Deferred	(196,909)	(230,043)	(84,067)
Total	$ 2,966,880	$ 1,255,654	$ 1,448,923